Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment
Property and Equipment

4. Property and Equipment

        Property and equipment consisted of the following as of December 31 (in thousands):

	2010	2011
Office furniture and fixtures	$135	$227
Leasehold improvements	158	404
Internally developed software	—	2,068
Computer software	347	685
Computer equipment	604	1,387

	1,244	4,771
Less: accumulated depreciation and amortization	(503)	(1,083)

Property and equipment, net	$741	$3,688

        Depreciation and amortization expense of property and equipment for the years ended December 31, 2009, 2010, and 2011 was $146,000, $223,000 and $580,000, respectively. The unamortized balance of internally developed software as of December 31, 2011 was $2.0 million.